STOCK BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
STOCK BASED COMPENSATION
12. STOCK BASED COMPENSATION
Number of options outstanding:
2018 Equity Incentive Plan	7,418,344
Options granted not part of a shareholder approved plan	2,200,000

September 30, 2020	9,618,344

The Board of Directors approved the Company’s 2018 Equity Incentive Plan (the “2018 Plan”). The purpose of the 2018 Plan is to provide additional incentives to select persons who can make, are making, and continue to make substantial contributions to the growth and success of the Company, to attract and retain the employment and services of such persons, and to encourage and reward such contributions, by providing these individuals with an opportunity to acquire or increase stock ownership in the Company through either the grant of options or restricted stock. The 2018 Plan is administered by the Compensation Committee or such other committee as is appointed by the Board of Directors pursuant to the 2018 Plan (the “Committee”). The Committee has full authority to administer and interpret the provisions of the 2018 Plan including, but not limited to, the authority to make all determinations with regard to the terms and conditions of an award made under the 2018 Plan. The maximum number of shares that may be granted under the 2018 Plan is 8,000,000. This number is subject to adjustment to reflect changes in the capital structure or organization of the Company.

The following table reflects the stock options for the nine months ended September 30, 2020:

A summary of stock option activity is as follows for the Shareholder Approved 2018 Equity Incentive Plan:

Number of options outstanding:
Beginning of year	6,939,178
Granted	2,825,000
Exercised, converted	-
Forfeited	(145,834)

September 30, 2020	9,618,344

Number of options exercisable at end of period	5,778,236
Number of options available for grant at end of period	3,840,108

Weighted average option prices per share:	0.30
Granted during the period	$0.35
Exercised during the period	-
Terminated during the period	$0.60
Outstanding at end of the period	$0.40
Exercisable at end of period	$0.40

Stock-based compensation expense attributable to stock options was $230,867 and $515,309 for the three and nine month periods ended September 30, 2020 and $149,436 and $420,223 for the three and nine month periods ended September 30, 2019. As of September 30, 2020, there was approximately $1,276,000 of unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was 3 years.

During the nine month period ended September 30, 2020, the Company granted options to purchase 625,000 shares of common stock with an average vesting period of 3 years, an average expected life of 6.5 years and an average exercise price of $0.35 per common share. Total value was approximately $250,700.

On August 4, 2020, the Company issued an option to an employee to purchase up to 2,000,000 shares of common stock at a per common share price of $0.34 per common share and an average expected life of 6.5 years. The option vests over 5 years; 400,000 shares on the employees 12 month anniversary and vests the remaining 1,600,000 shares 1/48th per month over the following 48 months. Total value of this option was $597,214. These shares were not part of the Shareholder approved stock option plan and issued as an inducement of the employee.

On August 27, 2020, the Company issued an option to an employee to purchase up to 200,000 shares of common stock at a per common share price of $0.35 per common share and an average expected life of 6.5 years. The option vested immediately. Total value of this option was $61,172. These shares were not part of the Shareholder approved stock option plan and issued as an inducement of the employee.

During the nine month period ended September 30, 2019, the Company granted options to purchase 1,325,000 shares of common stock with an average vesting period of 3 years, an average expected life of 6.5 years and an average exercise price of $0.61 per common share. Total value was approximately $755,000.

	2020	2019

Expected option life (years)	7.5	6.5
Expected stock price volatility	114-116%	137-145%
Expected dividend yield	—%	—%
Risk-free interest rate	2.07%	2.40–2.90%

The only warrants remaining are related to the Gamwell contract acquisition. The warrant can be exercised for 122,752 of the Company’s common stock at an exercise price of $0.375 per share and expires April 23, 2028.

The Board of Directors approved the Company’s 2018 Equity Incentive Plan (the “2018 Plan”). The purpose of the 2018 Plan is to provide additional incentives to select persons who can make, are making, and continue to make substantial contributions to the growth and success of the Company, to attract and retain the employment and services of such persons, and to encourage and reward such contributions, by providing these individuals with an opportunity to acquire or increase stock ownership in the Company through either the grant of options or restricted stock. The 2018 Plan is administered by the Compensation Committee or such other committee as is appointed by the Board of Directors pursuant to the 2018 Plan (the “Committee”). The Committee has full authority to administer and interpret the provisions of the 2018 Plan including, but not limited to, the authority to make all determinations with regard to the terms and conditions of an award made under the 2018 Plan. The maximum number of shares that may be granted under the 2018 Plan is 8,000,000. This number is subject to adjustment to reflect changes in the capital structure or organization of the Company.

The following table reflects the stock options for year ended December 31, 2019 and 2018:

A summary of stock option activity is as follows:

	2019	2018

Number of options outstanding:
Beginning of year	$5,901,678	$752,062
Granted	1,325,000	6,405,314
Exercised, converted	-	-
Forfeited / exchanged / modification	(287,500)	(1,225,699)

End of year	6,939,178	5,937,677

Number of options exercisable at end of year	3,507,661	1,541,660
Number of options available for grant at end of year	1,060,822	2,098,323

Weighted average option prices per share:
Granted during the year	$0.61	$0.38
Exercised during the year	-	-
Terminated during the year	0.38	0.13
Outstanding at end of year	0.45	0.38
Exercisable at end of year	$0.39	$0.38

Stock-based compensation expense attributable to stock options was $566,019 for the year ended December 31, 2019. As of December 31, 2019, there was approximately $951,932 of unrecognized compensation expense related to unvested stock options outstanding, and the weighted average vesting period for those options was 3 years.

The Company granted options to purchase 1,325,000 shares of common stock with an average vesting period of 3 years, an average expected life of 6.5 years and an average exercise price of $0.61 per common share. Total value was approximately $755,000.

	2019	2018

Expected option life (years)	6.5	6.5
Expected stock price volatility	137-145%	51-135%
Expected dividend yield	—%	—%
Risk-free interest rate	2.40-2.90%	2.00%

The Company issued approximately 2,200,000 warrants related to three consulting agreements during the year ended December 31, 2018 and did not issue any warrants during the year ended December 31, 2019. The fair value of the warrants granted was approximately $61,780 for the year ended December 31, 2018. The compensation was recognized as stock compensation expense in the year ended December 31, 2018 as the warrants are immediately exercisable, regardless of the service period of the consulting agreements. This estimate was made using the Black-Scholes option pricing model using the weighted average assumptions detailed above. All of these warrants have since expired. The only warrants remaining are related to the Gamwell contract acquisition. The warrant can be exercised for 122,752 of the Company’s common stock at an exercise price of $0.375 per share and expire April 23, 2028.